Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation. The accounting and reporting policies conform to accounting principles generally accepted in the United States of America (“GAAP”) and to general practices in the banking industry. The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The significant estimates include the allowance for loan losses, other-than-temporary impairment (“OTTI”) on investment securities, goodwill, income taxes, stock-based compensation, and the fair value of financial instruments. Actual results may differ from these estimates.

Basis of Consolidation

Basis of Consolidation. The consolidated financial statements include, after all intercompany balances and transactions have been eliminated, the accounts of the Company, its principal wholly owned subsidiary, the Bank, and the Bank’s wholly owned subsidiaries, Prosperis Financial Solutions, LLC, 2020 Properties, L.L.C., and 4040 Properties, L.L.C. In accordance with Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) 810, Consolidation, the Issuing Trusts are deconsolidated. See Note 13 of the Notes to Consolidated Financial Statements for additional information on the Company’s participation in the Issuing Trusts.

Segment Information

Segment Information. As defined in accordance with FASB ASC 280, Segment Reporting (FASB ASC 280), the Company has one reportable and operating segment, “Community Banking.” All of the Company’s activities are interrelated, and each activity is dependent and assessed based on how each of the activities of the Company supports the others. For example, lending is dependent upon the ability of the Company to fund itself with deposits and other borrowings and manage interest rate and credit risk. Accordingly, all significant operating decisions are based upon analysis of the Company as one segment or unit.

Cash and Cash Equivalents

Cash and Cash Equivalents. Cash and cash equivalents includes cash and amounts due from banks, interest-earning bank balances and federal funds sold, all of which have original maturity dates of 90 days or less.

Restricted Cash	Restricted Cash. Restricted cash includes cash held as collateral against customer letters of credit held with another bank.
Investment Securities

Investment Securities. The Company’s investment portfolio includes both held-to-maturity and available-for-sale securities. The purchase and sale of the Company’s investment securities are recorded based on trade date accounting. At December 31, 2016 and 2015, the Company had no unsettled transactions. The following provides further information on the Company’s accounting for debt securities:

Held-to-Maturity

Held-to-Maturity - Investment securities that management has the positive intent and ability to hold until maturity are classified as held-to-maturity and carried at their remaining unpaid principal balance, net of unamortized premiums or unaccreted discounts. Premiums are amortized and discounts are accreted using the interest method over the estimated remaining term of the underlying security.

Available-for-Sale

Available-for-Sale - Investment securities that will be held for indefinite periods of time, including securities that may be sold in response to changes in market interest or prepayment rates, needs for liquidity, and changes in the availability and the yield of alternative investments, are classified as available-for-sale. These assets are carried at their estimated fair value. Fair values are based on quoted prices for identical assets in active markets, quoted prices for similar assets in markets that are either actively or not actively traded, or in some cases where there is limited activity or less transparency around inputs, internally developed discounted cash flow models. Unrealized gains and losses are excluded from earnings and are reported net of tax in accumulated other comprehensive loss on the consolidated statements of financial condition until realized, including those recognized through the non-credit component of an OTTI charge.

In accordance with FASB ASC 325-40, Beneficial Interests in Securitized Financial Assets (FASB ASC 325-40), and FASB ASC 320, Investment - Debt and Equity Securities (FASB ASC 320), the Company evaluates its securities portfolio for OTTI throughout the year. Each investment, which has a fair value less than the book value, is reviewed on a quarterly basis by management. Management considers, at a minimum, whether the following factors exist that, both individually or in combination, could indicate that the decline is other-than-temporary: (a) the Company has the intent to sell the security; (b) it is more likely than not that it will be required to sell the security before recovery; and (c) the Company does not expect to recover the entire amortized cost basis of the security. Among the factors that are considered in determining the Company’s intent is a review of capital adequacy, interest rate risk profile and liquidity at the Company. An impairment charge is recorded against individual securities if the review described above concludes that the decline in value is other-than-temporary. During 2016, 2015 and 2014, it was determined that there were no other-than-temporarily impaired investments. As a result, the Company did not record credit related OTTI charges through earnings during the years ended December 31, 2016, 2015 and 2014.

Deferred Loan Fees

Deferred Loan Fees. Loan fees on loans held-for-investment, net of certain direct loan origination costs, are deferred and the balance is amortized to income as a yield adjustment over the life of the loan using the interest method.

Allowance for Loan Losses

Allowance for Loan Losses. The allowance for loan losses is determined by management based upon past experience, evaluation of estimated loss and impairment in the loan portfolio, current economic conditions and other pertinent factors. The allowance for loan losses is maintained at a level that management considers adequate to provide for estimated losses and impairment based upon an evaluation of known and inherent risk in the loan portfolio. Loan impairment is evaluated based on the fair value of collateral less estimated selling costs. While management uses the best information available to make such evaluations, future adjustments to the allowance may be necessary if economic conditions differ substantially from the assumptions used in making the evaluations.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

The provision for loan losses is based upon historical loan loss experience, a series of qualitative factors and an evaluation of estimated losses in the current loan portfolio, including the evaluation of impaired loans under FASB ASC 310, Receivables (“FASB ASC 310”). Values assigned to the qualitative factors and those developed from historic loss experience provide a dynamic basis for the calculation of reserve factors for both pass-rated loans (general pooled allowance) and those criticized and classified loans that continue to perform. For the commercial loan portfolio, historic loss and recovery experience over a two-year horizon, based on a rolling 28-quarter migration analysis, is taken into account for the quantitative factor component. The Company previously used a 12-quarter commercial loan migration analysis, however during the fourth quarter of 2015, the Company began to use a 28-quarter analysis to better align its allowance model with the Company’s credit cycle. This methodology change was completed in conjunction with the completion of the Company’s comprehensive restructuring plan and resulted in a corresponding reduction in qualitative factor assumptions. For the non-commercial loan quantitative component, the average loss history and recovery experience for a one-year period based on a rolling 12-quarter time period is utilized for the allowance calculation.  A loan is considered to be impaired when, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan. An insignificant delay or insignificant shortfall in amount of payments does not necessarily result in the loan being identified as impaired. For this purpose, delays less than 90 days are considered to be insignificant. Impairment losses are included in the provision for loan losses. Loans not individually reviewed are evaluated as a group using reserve factor percentages based on historical loss experience and qualitative factors. Included in these qualitative factors are:

•	Levels of past due, classified and non-accrual loans, and troubled debt restructurings
•	Nature, volume and concentrations of loans
•	Historical loss trends
•	Changes in lending policies and procedures, underwriting standards, collections, and for commercial loans, the level of loans being approved with exceptions to policy
•	Experience, ability and depth of management and staff
•	National and local economic and business conditions, including various market segments
•	Quality of the Company’s loan review system and degree of Board oversight; and
•	Effect of external factors, including the deterioration of collateral values, on the level of estimated credit losses in the current portfolio

Commercial loans, including commercial real estate loans, are placed on non-accrual status at the time the loan has been delinquent for 90 days unless the loan is well secured and in the process of collection. Generally, commercial loans, including commercial real estate loans, are charged-off no later than 180 days after becoming delinquent unless the loan is well secured and in the process of collection, or other extenuating circumstances support collection. Residential real estate loans are typically placed on non-accrual status at the time the loan has been delinquent for 90 days. Other consumer loans are typically charged-off at 180 days delinquent. In all cases, loans must be placed on non-accrual status or charged-off at an earlier date if collection of principal or interest is considered doubtful.

Restricted Equity Securities

Restricted Equity Securities. Certain securities are classified as restricted equity securities because ownership is restricted and there is not an established market for their resale. These securities are carried at cost and are evaluated for impairment on a quarterly basis.

Bank Properties and Equipment

Bank Properties and Equipment. Land is carried at cost. Bank properties and equipment are stated at cost, less accumulated depreciation. Depreciation, which is recorded in equipment expense on the consolidated statements of operations, is computed by the straight-line method based on the estimated useful lives of the assets, generally as follows:

Asset Type	Estimated Useful Life
Buildings	40 years
Leasehold improvements	Lesser of the useful life or the remaining lease term, including renewals, if applicable
Furniture, Fixtures and Equipment	Three to 10 years
Computer Software	Three years

Bank Owned Life Insurance ("BOLI")

Goodwill. Goodwill is the excess of the fair value of liabilities assumed over the fair value of tangible and identifiable intangible assets acquired in a business combination. Goodwill is not amortized but is tested for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. The Company tests goodwill for impairment annually as of December 31, unless circumstances indicate that a test is required at an earlier date. The Company elected to not apply the qualitative evaluation option permitted under Accounting Standards Update (“ASU”) 2011-8, Intangibles – Goodwill and Other (Topic 35): Testing Goodwill for Impairment issued in September 2011. Therefore, the Company utilizes the two-step goodwill impairment test outlined in FASB ASC 350, Intangibles – Goodwill and Other (“FASB ASC 350”). Step one, which is used to identify potential impairment, compares the fair value of the reporting unit with its carrying amount, including goodwill. A reporting unit is an operating segment, or one level below an operating segment, as defined in FASB ASC 280. The Company has one reportable operating segment, “Community Banking,” and there are no components to this operating segment. If the fair value of a reporting unit exceeds its carrying value, goodwill of the reporting unit is not considered impaired and step two is therefore unnecessary. If the carrying amount of the reporting unit exceeds its fair value, the second step is performed to measure the amount of the impairment loss, if any. At each of December 31, 2016 and December 31, 2015, the Company performed its annual goodwill impairment test, and step one of the analysis indicated that the Company’s fair value was greater than its carrying value. Therefore, the Company’s goodwill was not impaired at December 31, 2016 and 2015. The carrying amount of goodwill totaled $38.2 million at December 31, 2016 and 2015.

Bank Owned Life Insurance (“BOLI”). The Company has purchased life insurance policies on certain key employees. These policies are recorded at their cash surrender value, or the amount that can be realized in accordance with FASB ASC 325-30, Investments in Insurance Contracts. At December 31, 2016, the Company had $28.5 million invested in a general account and $54.6 million in a separate account, for a total BOLI cash surrender value of $83.1 million. The BOLI separate account is invested in a mortgage-backed securities fund, which is managed by an independent investment firm. Pricing volatility of these underlying instruments may have an impact on investment income; however, the fluctuations would be partially mitigated by a stable value wrap agreement which is a component of the separate account. Income from these policies and changes in the cash surrender value are recorded in BOLI income of the consolidated statements of operations.

Accounting for Derivative Financial Instruments and Hedging Activities

Accounting for Derivative Financial Instruments and Hedging Activities. The Company recognizes all derivative instruments at fair value as either assets or liabilities in other assets or other liabilities in the consolidated statements of financial condition. The accounting for changes in the fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship. For derivatives not designated as hedges, the gain or loss is recognized in current earnings.

The Company’s derivative financial instruments are not exchange-traded and therefore are valued utilizing models that use as their basis readily observable market parameters, specifically the LIBOR swap curve.

Accumulated Other Comprehensive Loss

Accumulated Other Comprehensive Loss. The Company classifies items of accumulated other comprehensive loss by their nature and displays the details of other comprehensive loss in the consolidated statement of comprehensive income (loss). Amounts categorized as accumulated other comprehensive loss represent net unrealized gains or losses on investment securities available for sale, net of tax and the non-credit portion of any OTTI loss not recorded in earnings. Reclassifications are made to avoid double counting items which are displayed as part of net income (loss) for the period. These reclassifications for the years ended December 31, 2016, 2015 and 2014 are as follows:

DISCLOSURE OF RECLASSIFICATION AMOUNTS, NET OF TAX

Years Ended December 31,	2016			2015			2014
	Pre-tax	Tax	After-tax	Pre-tax	Tax	After-tax	Pre-tax	Tax	After-tax
Unrealized holding (loss) gain on securities available for sale during the year	$(1,340)	$547	$(793)	$(1,262)	$516	$(746)	$11,743	$(4,796)	$6,947
Reclassification adjustment for net gain included in net income (1)	(39)	16	(23)	(1,468)	600	(868)	(50)	20	(30)
Net unrealized (loss) gain on securities available for sale	$(1,379)	$563	$(816)	$(2,730)	$1,116	$(1,614)	$11,693	$(4,776)	$6,917

(1)	All pre-tax amounts are included in non-interest income in the consolidated statements of operations.

Treasury Stock

Treasury Stock. Stock held in treasury by the Company is accounted for using the cost method which treats stock held in treasury as a reduction to total shareholders’ equity. At December 31, 2016 and 2015, the Company held 107,978 and 217,738 shares of treasury stock, respectively.

Stock-Based Compensation

Stock-Based Compensation. The Company accounts for stock-based compensation issued to employees, and when appropriate, non-employees, in accordance with the fair value recognition provisions of FASB ASC 718, Compensation - Stock Compensation, (“FASB ASC 718”). Under the fair value provisions of FASB ASC 718, stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense over the appropriate vesting period using the straight-line method. However, consistent with FASB ASC 718, the amount of stock-based compensation cost recognized at any date must at least equal the portion of the grant date value of the award that is vested at that date and, as a result, it may be necessary to recognize the expense using a ratable method. Although the provisions of FASB ASC 718 should generally be applied to non-employees, FASB ASC 505-50, Equity-Based Payments to Non-Employees, is used in determining the measurement date of the compensation expense for non-employees.

Determining the fair value of stock-based awards at the measurement date requires judgment, including estimating the expected term of the stock options and the expected volatility of the Company’s stock. In addition, judgment is required in estimating the amount of stock-based awards that are expected to be forfeited.

The Company’s stock-based incentive plan authorizes the issuance of shares of common stock pursuant to awards that may be granted in the form of stock options to purchase common stock (“Options”) and awards of shares of common stock (“Stock Awards”). The purpose of the Company’s stock-based incentive plan is to give the Company a competitive advantage in attracting, retaining, and motivating officers, employees, directors, and consultants and to provide the Company and its subsidiaries and affiliates with a compensation plan providing incentives for future performance of services directly linked to the profitability of the Company’s businesses and increases in Company shareholder value.  Under the Company’s stock-based incentive plan, Options expire ten years after the date of grant, unless terminated earlier under the Option’s terms. For both Options and Stock Awards, a committee of non-employee directors has the authority to determine the conditions upon which the Options or Stock Awards granted will vest.

In accordance with FASB ASC 718, the fair value of the Options granted is estimated on the date of grant using the Black-Scholes option pricing model which uses the assumptions noted in the table below. The expected term of an Option is estimated using historical exercise behavior of employees at a particular level of management who were granted Options with a comparable term. The Options have historically been granted a 10 year term. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of the grant. The expected volatility is based on the historical volatility of the Company’s stock price.

Significant weighted average assumptions used to calculate the fair value of the Options for the years ended December 31, 2016, 2015 and 2014 are as follows:

WEIGHTED AVERAGE ASSUMPTIONS USED IN BLACK-SCHOLES OPTION PRICING MODEL

Years Ended December 31,	2016	2015	2014
Fair value of Options granted during the year	$5.90	$6.16	$8.70
Risk-free rate of return	1.29%	1.35%	1.32%
Expected term in months	50	46	54
Expected volatility	33%	40%	54%
Expected dividends(1)	$—	$—	$—

(1)The Company did not declare cash dividends on its common stock prior to the options granted in 2016. Future option grants will include a dividend assumption.

At December 31, 2016, the Company had one stock-based compensation plan, which is described more fully in Note 14.

Interest Income on Loans

Interest Income on Loans. Interest income on loans is credited to operations based upon the principal amount outstanding. Interest accruals are generally discontinued when a loan becomes 90 days past due, or when principal or interest is considered doubtful of collection. When interest accruals are discontinued or unpaid, interest credited to income in the current year is reversed and unpaid interest accrued in the prior year is charged to the allowance for loan losses. Any interest payments received while interest accruals are discontinued are applied to the principal balance of the loan.

Income Taxes

Income Taxes. The Company accounts for income taxes in accordance with FASB ASC 740, Income Taxes (“FASB ASC 740”). FASB ASC 740 requires the recording of deferred income taxes that reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Management exercises significant judgment in the evaluation of the amount and timing of the recognition of the resulting tax assets and liabilities. The judgments and estimates required for the evaluation are updated based upon changes in business factors and the tax laws. If actual results differ from the assumptions and other considerations used in estimating the amount and timing of tax recognized, there can be no assurance that additional expenses will not be required in future periods. The Company recognizes, when applicable, interest and penalties related to unrecognized tax benefits in the provision for income taxes in the consolidated statements of operations. Assessment of uncertain tax positions under FASB ASC 740 requires careful consideration of the technical merits of a position based on management’s analysis of tax regulations and interpretations. Significant judgment is applied when addressing the requirements of FASB ASC 740.

In determining whether to establish or maintain a valuation allowance against a deferred tax asset, the Company reviews available evidence to determine whether it is more likely than not that all or a portion of the Company’s net deferred tax assets will be realized in future periods. Consideration is given to various positive and negative factors that could affect the realization of the net deferred tax assets. In making such a determination, the Company considers, among other things, future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, historical financial performance, the ability to carry back losses to recoup taxes previously paid, the length of statutory carry forward periods, experience with operating loss and tax credit carry forwards not expiring unused. If the Company determines that it would be able to realize its deferred tax assets in the future in excess of their net recorded amount, the Company would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.  See Note 18 for additional information on the Company’s application of FASB ASC 740.

Earnings (Loss) Per Common Share

Earnings (Loss) Per Common Share. Basic earnings (loss) per share is computed by dividing net income (loss) available to common shareholders by the weighted average number of shares of common stock outstanding, net of any treasury shares, during the period. Diluted earnings (loss) per share is calculated by dividing net income available to common shareholders by the weighted average number of shares of common stock outstanding, net of any treasury shares, after consideration of the potential dilutive effect of common stock equivalents, based upon the treasury stock method using an average market price of common shares sold during the period. Dilution is not considered when the Company is in a net loss position.

Recent Accounting Principles

Recent Accounting Principles. In November 2016, The FASB issued ASU 2016-18: Statement of Cash Flows (Topic 230): Restricted Cash.  The amendments in this Update require that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows.  The amendments in this Update apply to all entities that have restricted cash or restricted cash equivalents and are required to present a statement of cash flows under Topic 230. The amendments in this Update are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years.  Early adoption is permitted, including adoption in an interim period. If early an entity early adopts the amendments in an interim period, any adjustment should be reflected as of the beginning of the fiscal year that includes that interim period. The Company is currently evaluating the adoption of this accounting standards update on its financial statements.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

In August 2016, the FASB issued ASU 2016-15: Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments. The amendments in this Update address the following eight specific cash flow issues with the objective of reducing the existing diversity in practice: (1) debt prepayments or debt extinguishment cost (cash outflow-financing), (2) settlement of debt instruments with coupon interest rates insignificant to the effective interest rate, Interest payment (cash outflow-operating), principal payment (cash outflow-financing), (3) contingent consideration payments made soon after business combination (cash outflow-investing), (4) proceeds from settlement of insurance claims (classification on basis of the nature of each loss), (5) proceeds from corporate/bank-owned life insurance, proceeds (cash inflow-investing), payments (cash outflow-investing/operating), (6) distribution received from equity method investees, cumulative earnings approach (cash inflow-investing), nature of distribution approach (cash inflow-operating/investing), (7) beneficial interest in securitization transactions, assets (noncash transaction), cash receipts from trade receivable (cash inflow-investing), (8) separately identifiable cash flows (classified based on source-financing/investing/operating).  The amendments in this Update are effective for public business entities for the fiscal years beginning after December 15, 2017 and interim periods within those fiscal years.  Early adoption is permitted, including adoption in an interim period.  If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period.  An entity that elects early adoption must adopt all of the amendments in the same period.   The Company is currently evaluating the impact of the adoption of this accounting standards update on its financial statements.

In June 2016, the FASB issued ASU 2016-13: Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which applies to entities holding financial assets and net investment in leases that are not accounted for at fair value through net income.  The amendments affect loans, debt securities, trade receivables, net investments in leases, off-balance-sheet credit exposures, reinsurance receivables, and any other financial assets not excluded from the scope that have the contractual right to receive cash.  The amendments broaden the information that an entity must consider in developing its expected credit loss estimate for assets measured either collectively or individually.  The amendments in ASU 2016-13 for public business entities are effective for the fiscal years beginning after December 15, 2019.  Early adoption is permitted as of the fiscal years beginning after December 15, 2018, including interim periods within those fiscal years.  The Company is currently evaluating the impact of the adoption of this accounting standards update on its financial statements.

In March 2016, the FASB issued ASU 2016-09: Compensation — Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting, which applies to all entities that issue share-based payment awards to their employees. The amendments involve several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. The amendments are part of FASB's Simplification Initiative, the stated objective of which is to identify, evaluate, and improve areas of GAAP for which cost and complexity can be reduced while maintaining or improving the usefulness of the information provided to users of financial statements. The amendments in ASU 2016-09 for public business entities are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. Early adoption is permitted for any entity in any interim or annual period and if so elected, adjustments should be reflected as of the beginning of the fiscal year that includes the interim period. An entity that elects early adoption must adopt all of the amendments in the same period. The Company does not expect guidance to have a material effect on its financial condition, results of operations or cash flows.

In February 2016, the FASB issued ASU 2016-02: Leases (Topic 842). This ASU is intended to improve financial reporting about leasing transactions and affects all companies and other organizations that lease assets such as real estate, airplanes, and manufacturing equipment. The ASU will require organizations that lease assets to recognize on the balance sheet the assets and liabilities for the rights and obligations created by those leases with over twelve month terms. The accounting by organizations that own the assets leased by the lessee will remain largely unchanged from current requirements under GAAP. However, the ASU contains some targeted improvements that are intended to align, where necessary, lessor accounting with the lessee accounting model and with the updated revenue recognition guidance issued in 2014. The amendments in this ASU are effective for public business entities for fiscal years and interim periods beginning after December 15, 2018. The Company is currently evaluating the impact of the adoption of this accounting standards update on its financial statements.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

In January 2016, the FASB issued ASU 2016-01: Financial Instruments- Overall (Subtopic 825-10).  The amendments in this ASU affect all entities that hold financial assets or owe financial liabilities. The amendments in this ASU make targeted improvements to GAAP as follows: (1) Require certain equity investments to be measured at fair value with changes in fair value recognized in net income; (2) simplify the impairment assessment of equity investments without readily determinable fair values by requiring a qualitative assessment to identify impairment; (3) eliminate the requirement to disclose the fair value of financial instruments measured at amortized cost for entities that are not public business entities; (4) eliminate the requirement for public business entities to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet; (5) require public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes; (6) require an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments; (7) require separate presentation of financial assets and financial liabilities by measurement category and form of financial asset on the balance sheet or the accompanying notes to the financial statements; and (8) clarify that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale securities in combination with the entity’s other deferred tax assets. The amendments in this ASU are effective for public business entities for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Company is currently evaluating the impact of the adoption of this accounting standards update on its financial statements.

In August 2014, the FASB issued ASU 2014-15: Presentation of Financial Statements – Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. The amendments in this ASU provide guidance about management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern and to provide related footnote disclosures. The amendments are intended to reduce diversity in the timing and content of footnote disclosures. The amendments in this ASU are effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Early application is permitted. The Company does not expect the adoption of this guidance to have an impact on its financial condition or results of operations.

In May 2014, the FASB issued ASU 2014-09: Revenue from Contracts with Customers (Topic 606): Summary and Amendments That Create Revenue from Contracts with Customers (Topic 606) and Other Assets and Deferred Costs-Contracts with Customers (Subtopic 340-40), Conforming Amendments to Other Topics and Subtopics in the Codification and Status Tables, Background Information and Basis for Conclusions. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the considerations to which the entity expects to be entitled in exchange for those goods or services. The guidance in this Update affects any entity that either enters into contracts with customers to transfer goods or services or enters into contracts for the transfer of nonfinancial assets, unless those contracts are within the scope of other standards. For a public entity, the amendments in this Update are effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. Early adoption is not permitted. The Company does not expect the adoption of this guidance to have a material impact on its financial condition or results of operations.